SCHEDULE OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Supplemental Information On Oil And Gas Operations
Standardized measure of discounted future net cash flows at the beginning of the year	$ 73,269,000	$ 20,797,000
Extensions, discoveries and improved recovery, less related costs
Sales of minerals in place		(62,682,000)
Purchase of minerals in place		125,927,000
Revisions of previous quantity estimates	1,674,000	(1,751,000)
Net changes in prices and production costs	88,333,000	32,573,000
Accretion of discount	10,077,000	1,498,000
Sales of oil produced, net of production costs	(49,000)	13,000
Changes in future development costs	911,000	(21,339,000)
Changes in timing of future production	(3,099,000)	(2,580,000)
Net changes in income taxes	(26,387,000)	(19,187,000)
Standardized measure of discounted future net cash flows at the end of the year	$ 144,729,000	$ 73,269,000